Other Intangible Assets, Net (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Intangible Assets, Net [Abstract]
Total consideration	$ 2,810	$ 600
Amortization of Other Intangible Assets			$ 15,630	$ 12,127	$ 10,000